Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities Abstract
Allowance against receivables	$ 32,070	$ 0
Lease liability	47,697	0
Net operating loss carry-forwards	330	0
Less: Valuation allowance	(330)	0
Subtotal	79,767	0
Deferred tax liabilities
Right-of-use assets	(47,470)	0
Subtotal	(47,470)	0
Total deferred tax assets, net	$ 32,297	$ 0